Retirement Benefit Plans - Summary of Remeasurement (Gains)/Losses Recognised In Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Pension remeasurement	£ 103	£ 528	£ (319)